CALL OPTION ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
CALL OPTION ASSETS
Schedule of key assumptions used in the valuation of call option assets

	Kuaijin		Beijing Naonao
	Initial	As of December 31,	Initial	As of December 31,
Assumptions	Valuation	2024	Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term (years)	2	1.33	3.17	2.34
Dividend yield	0%	0%	0%	0%

	Beijing Naonao
	As of December 31,	As of June 30,
Assumptions	2024	2025
Expected volatility	96.74%	81.73%
Risk-free rate	1.15%	1.37%
Contractual term (years)	2.34	1.5
Dividend yield	0%	0%

Schedule of call option assets

	Kuaijin		Beijing Naonao	Total	Total
	US$		US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024		March 26, 2024	—	—
Expiration date	April 30, 2026		May 2, 2027	—	—
Exercise Price valuation	60,000		—	—	—
Option equity interest	36.00%		21.70%	—	—
The initial valuation of call option assets	222		509	5,207	731
The call option assets at December 31, 2024	72		2,116	15,843	2,188
Gain (loss) on change in fair value of call option assets in 2024	(150)		1,607	10,636	1,457
Balance at December 31, 2025	—		—	—	—*
Loss on change in fair value of call option assets in 2025	(72)		(1,076)	(8,196)	(1,148)
Loss on derecognition in 2025**	—	*	(1,040)	(7,647)	(1,040)

* As December 31, 2025, the Group determined not to exercise the right to acquire additional equity interests in Kuaijin. Accordingly, the fair value of Kuaijin call option asset was determined to be zero as of December 31, 2025, and the Group recorded a loss on change in fair value of call option asset of approximately US$0.1 million for the year ended December 31, 2025.

** On June 30, 2025, the Group and Beijing Naonao entered an amendment to the Share Purchase Agreement originally executed on March 26, 2024, pursuant to which the share repurchase terms were removed. As a result, the call option asset and the put option liability of Beijing Naonao were both derecognized as of June 20, 2025. Immediately prior to derecognition, the fair value of the call option asset was approximately US$ 1.0 million and the fair value of the put liability was approximately US$0.2 million (see Note 17. Put Option Liabilities). The net loss on derecognition of US$0.8 million (US$1.0 million call option asset less US$0.2 million put option liability), representing the excess of the call option asset derecognized over the put option liability simultaneously derecognized, is included in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2025.